Lease liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Lease liabilities.
Schedule of change in the lease liabilities

Balance as at December 31, 2019	$1,129,249
Lease addition	465,312
Lease termination	(33,442)
Accretion of lease liability	79,205
Repayment of principal and interest	(564,551)
Balance as at December 31, 2020	$1,075,773
Lease addition	1,290,687
Accretion of lease liability	67,042
Repayment of principal and interest	(385,203)
Balance as at June 30, 2021	$2,048,299

Schedule of the contractual undiscounted cash flows related to leases

	Future		Present value of
	minimum		minimum
	lease		lease
At June 30, 2021	payments	Interest	payments
Less than one year	$704,242	$128,486	$575,756
Between one and five years	1,044,866	311,758	733,108
More than five years	856,895	117,460	739,435
	$2,606,003	$557,704	$2,048,299
Current portion of lease liabilities			575,756
Non-current portion of lease liabilities			$1,472,543

	Future		Present value of
	minimum		minimum
	lease		lease
At December 31, 2020	payments	Interest	payments
Less than one year	$641,448	$65,216	$576,232
Between one and five years	458,146	84,257	373,889
More than five years	133,118	7,466	125,652
	$1,232,712	$156,939	1,075,773
Current portion of lease liabilities			576,232
Non-current portion of lease liabilities			$499,541